6. Members' Capital (Tables)	12 Months Ended
Dec. 31, 2014
Members Capital Tables
Members' Capital
Class	December 31, 2014	December 31, 2013
B Preferred Units	$1,000	$–
A Common Units	2,057	1,904

Members’ Capital	$3,057	$1,904